Offerings - Offering: 1	Apr. 16, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Atrium Therapeutics, Inc. 2026 Employment Inducement Incentive Award Plan Common Stock, $0.001 par value per share
Amount Registered | shares	310,000
Proposed Maximum Offering Price per Unit	14.20
Maximum Aggregate Offering Price	$ 4,402,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 607.92
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 (this "Registration Statement") shall also cover any additional shares of common stock, $0.001 par value per share ("common stock"), of Atrium Therapeutics, Inc. (the "Registrant"), which become issuable under the Atrium Therapeutics, Inc. 2026 Employment Inducement Incentive Award Plan (the "Inducement Plan") by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant's outstanding shares of common stock. (2) Represents 310,000 shares of common stock reserved for issuance under the Inducement Plan. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h)(1) of the Securities Act, and based on $14.20, the average of the high and low sale prices per share of common stock as reported on the Nasdaq Global Select Market on April 16, 2026.